Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 8,277,251	$ 4,774,243	$ 1,782,101
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,542,352	1,340,961	1,342,258
Allowance for doubtful accounts	805,870		145,076
Gain on disposal of property and equipment			(11,948)
Deferred income taxes	(84,067)	(172,000)	109,657
Changes in assets and liabilities:
Accounts receivable	(5,561,722)	(2,499,956)	(3,251,749)
Accounts receivable - related party			(11,407)
Due from related parties		(114,670)	468,555
Due to related parties		(2,394)	3,493
Prepayments	(767,516)	(447,311)	(489,918)
Other current assets	(63,669)	(191,536)	(234,429)
Accounts payable	193,639	113,033	18,998
Accounts payable - related party	25,276
Wage payable	277,335	908,720	267,931
Income taxes payable	(67,681)	586,931	106,833
Deferred revenue	634,644
Accrued liabilities and other payables	454,572	1,277,678	250,276
Net cash provided by operating activities	5,666,284	5,956,771	495,727
Cash flows from investing activities
Purchase of property and equipment	(478,775)	(1,614,696)	(965,118)
Change of restricted cash		(500,000)
Proceeds from sale of property and equipment			14,363
Loans to third parties	(563,896)		(132,742)
Repayment from third parties			130,172
Advance to related parties	(18,210)	(930,536)	(1,986,421)
Repayment from related parties	40,011	1,095,087	1,633,073
Net cash used in investing activities	(1,020,870)	(1,950,145)	(1,306,673)
Cash flows from financing activities
Proceeds from issuances of common shares		8,497,024	1,174,380
Capital contribution			3,340,396
Proceeds from related parties			32,543
Repayment to related parties			(3,749,916)
Borrowings from short term loan		3,800,367	7,386,830
Repayment of short term loans	(1,510,962)	(7,478,890)	(8,001,883)
Net cash provided by (used in) financing activities	(1,510,962)	4,818,501	182,350
Effect of exchange rate changes on cash and cash equivalents	(811,033)	(298,287)	11,043
Net change in cash and cash equivalents	2,323,419	8,526,839	(617,553)
Cash and cash equivalents, beginning of the year	13,623,849	5,097,010	5,714,563
Cash and cash equivalents, end of the year	15,947,268	13,623,849	5,097,010
Supplemental cash flow information
Interest paid	50,383	278,363	552,894
Income taxes paid	1,558,290	915,895	490,318
Non-cash investing and financing activities
Transfer from prepayments to property and equipment	932,192	405,924	289,806
Liabilities assumed in connection with purchase of property and equipment	672,715	23,900	68,839
Short term loan reclassified to due to related party	203,048
Operating expenses paid by related parties	$ 107,634